Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements [Abstract]
Schedule of market activity for the asset or liability
	March 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
Assets:
Investments in United States treasury obligations held in Trust Account	$200,046,995	$200,046,995	$		$
Investment in United States Treasury money market mutual funds and cash	1,280,600	1,280,600		—		—
Total	$201,327,595	$201,327,595	$		$
Liabilities:
Warrant Liability	$3,114,963	$3,018,750		$96,213		$—
	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in United States Treasury money market mutual funds	$201,278,924	$201,278,924
Total	$201,278,924	$201,278,924	$—	$—
Liabilities:
Warrant Liability	$5,088,750	$4,930,625	$158,125	$—

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in United States Treasury money market mutual funds	$201,278,924	$201,278,924	$—	$—
Liabilities:
Warrant Liability	$5,088,750	$4,930,625	$158,125	$—
	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments in United States treasury obligations held in Trust Account	$44,993,700	$44,993,700	$—	$—
Investment in United States Treasury money market mutual funds	156,256,835	156,256,835
Total	$201,250,535	$201,250,535	$—	$—
Liabilities:
Warrant Liability	14,804,242	—	—	14,804,242

Schedule of quantitative information
December 31, 2020
Risk-free interest rate	0.58%
Expected term (years)	6.49
Expected volatility	16.3%
Exercise price	$11.50
Stock price	$9.66
Dividend yield	0.0%

December 31, 2020
Risk-free interest rate	0.58%
Expected term (years)	6.49
Expected volatility	16.3%
Exercise price	$11.50
Stock price	$9.66
Dividend yield	0.0%